INITIAL PUBLIC OFFERING (Details) - Digital Health Acquisition Corp. - $ / shares		3 Months Ended	12 Months Ended
	Nov. 08, 2021	Mar. 31, 2024	Dec. 31, 2023
INITIAL PUBLIC OFFERING
Number of shares for each warrant		1	1
Exercise price of warrants		$ 11.50	$ 11.50
Months to complete acquisition		33 months	27 months
Public warrants expiration term		5 years	5 years
Public Warrants
INITIAL PUBLIC OFFERING
Threshold trading days for redemption of public warrants			20 days
IPO
INITIAL PUBLIC OFFERING
Number of units sold	11,500,000
Purchase price, per unit	$ 10.00
Number of shares in a unit	1
Months to complete acquisition	27 months
IPO | Public Warrants
INITIAL PUBLIC OFFERING
Number of warrants in a unit	1
Number of shares for each warrant	1
Exercise price of warrants	$ 11.50
Threshold trading days for redemption of public warrants	30 days
Months to complete acquisition	12 months		12 months
Public warrants expiration term	5 years
Over-allotment option
INITIAL PUBLIC OFFERING
Number of units sold	1,500,000